As filed with the Securities and Exchange Commission on October 20, 2016

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 1,685	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1,685	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On November 18, 2016, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒    The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,685 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 18, 2016, the effectiveness of the registration statement for the iShares Emerging Markets Diversified Country Strategy ETF (the “Fund”), filed in Post-Effective Amendment No. 1,239 on October 31, 2014, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,299	January 13, 2015	February 12, 2015
1,323	February 11, 2015	March 11, 2015
1,357	March 10, 2015	April 9, 2015
1,387	April 8, 2015	May 8, 2015
1,420	May 7, 2015	June 5, 2015
1,431	June 4, 2015	July 2, 2015
1,486	July 30, 2015	August 28, 2015
1,500	August 27, 2015	September 25, 2015
1,508	September 24, 2015	October 23, 2015
1,517	October 22, 2015	November 20, 2015
1,536	November 19, 2015	December 18, 2015
1,542	December 17, 2015	January 16, 2016
1,555	January 15, 2016	February 14, 2016
1,578	February 11, 2016	March 12, 2016
1,590	March 11, 2016	April 8, 2016
1,605	April 7, 2016	May 6, 2016
1,620	May 5, 2016	June 3, 2016
1,646	June 2, 2016	July 1, 2016
1,656	June 30, 2016	July 29, 2016
1,662	July 28, 2016	August 26, 2016
1,671	August 25, 2016	September 23, 2016
1,681	September 22, 2016	October 21, 2016

This Post-Effective Amendment No. 1,685 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,239.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,685 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 20th day of October, 2016.

iSHARES TRUST

By:
Martin Small*
President

Date: October 20, 2016

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,685 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman**
Trustee

Date: October 20, 2016

John E. Martinez**
Trustee

Date: October 20, 2016

Cecilia H. Herbert**
Trustee

Date: October 20, 2016

Charles A. Hurty**
Trustee

Date: October 20, 2016

John E. Kerrigan**
Trustee

Date: October 20, 2016

Robert S. Kapito**
Trustee

Date: October 20, 2016

Madhav V. Rajan**
Trustee

Date: October 20, 2016

Jane D. Carlin**
Trustee

Date: October 20, 2016

/s/ Jack Gee
Jack Gee***
Treasurer and Chief Financial Officer

Date: October 20, 2016

**By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: October 20, 2016

*	Power of Attorney, dated October 15, 2016, for Martin Small is filed herein.

Officer Certificate, dated October 20, 2016, is included herein.

**	Powers of Attorney, each dated March 25, 2015, for Jane D. Carlin, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to PEA No. 1,490, filed August 6, 2015.

***	Power of Attorney, dated March 24, 2016, for Jack Gee is incorporated herein by reference to PEA No. 1,616, filed April 19, 2016.

WITH RESPECT TO

iSHARES TRUST,

iSHARES U.S. ETF TRUST,

iSHARES, INC.,

iSHARES U.S. ETF COMPANY, INC. and

iSHARES SOVEREIGN SCREENED GLOBAL BOND FUND, INC.

Know all persons by these presents that Martin Small, President and Principal Executive Officer of iShares Trust and iShares U.S. ETF Trust (each, a “Trust”) and President and Principal Executive Officer of iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc. (each, a “Company,” and together with the Trusts, the “Companies”), whose name and signature appears below, constitutes and appoints Jack Gee, Benjamin Archibald, Deepa Damre, Margery K. Neale and Benjamin J. Haskin, as his attorneys-in-fact, with power of substitution, and each of them in any and all capacities, to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing a President and Principal Executive Officer of the Trust or President and Principal Executive Officer of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof. Should any of those constituted and appointed as attorneys-in-fact hereby no longer be employed by their respective current employer, this Power of Attorney shall terminate and be void as to such attorney-in-fact.

Effective October 15, 2016
Name: Martin Small

iSHARES TRUST

OFFICER’S CERTIFICATE

I, Sarah R. Lord, the duly appointed Assistant Secretary of iShares Trust (the “Trust”), do hereby certify that attached hereto as Exhibit A is a true and correct copy of the resolution from the meeting of the Board of Trustees of the Trust (the “Board”) held on September 28-29, 2016 (the “Meeting”). The resolution was duly adopted by the Board at the Meeting. The resolution has not been modified or rescinded since its adoption and is in full force and effect as of the date hereof.

IN WITNESS WHEREOF, I have executed this Certificate on this 20 day of October, 2016.

By: /s/ Sarah R. Lord
Name: Sarah R. Lord
Title: Assistant Secretary

Exhibit A

RESOLUTION OF THE BOARD

APPROVAL OF AUTHORIZATION OF CERTAIN OFFICERS OF THE FUNDS TO SIGN ON BEHALF OF THE COMPANIES PURSUANT TO A POWER OF ATTORNEY

iShares Trust

iShares, Inc.

iShares U.S. ETF Company, Inc.

iShares U.S. ETF Trust

iShares Sovereign Screened Global Bond Fund, Inc.

RESOLVED, that Jack Gee, Benjamin Archibald, Deepa Damre, Margery K. Neale and Benjamin J. Haskin be, and each of them hereby is, authorized to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which Martin Small is now or is on the date of such filing the President and Principal Executive Officer of the Trust or President and Principal Executive Officer of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder on behalf of Martin Small, pursuant to the power of attorney signed by Martin Small on October 15, 2016.

FURTHER RESOLVED, that Raymund Santiago, Martin Small, Benjamin Archibald, Deepa Damre and Kevin Ryken be, and each of them hereby is, authorized to sign (i) any registration statement on Form N-1A, Form N-14 or any other applicable registration form under the Investment Company Act of 1940, as amended, and/or under the Securities Act of 1933, as amended, and any and all amendments thereto, filed by the Companies of which he is now or is on the date of such filing the Treasurer and Chief Financial Officer of the Trust or of the Company, (ii) any application, notice or other filings with the Securities and Exchange Commission and any and all amendments thereto, and (iii) any and all other documents and papers, including any exhibits, in connection therewith, and generally to do all such things in his name and on his behalf in the capacities indicated to enable the Companies to comply with the Investment Company Act of 1940, as amended, and/or the Securities Act of 1933, as amended, and the rules thereunder on behalf of Jack Gee, pursuant to the power of attorney signed by Jack Gee on October 15, 2016.